N-2	Jun. 17, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0001588272
Amendment Flag	false
Securities Act File Number	814-01074
Document Type	8-K
Entity Registrant Name	NEXPOINT CAPITAL, INC.
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	934-4700
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
NAV Per Share	$ 5.32